Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 2.4	$ 2.5	$ 1.3	$ 1.1
Expected credit losses on securities where credit losses were not previously recognized	1.2	0.6	1.7	1.4
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(0.3)	(1.2)	0.5	(0.6)
Securities sold/redeemed/matured	(0.1)	0.0	(0.3)	0.0
Balance at end of period	$ 3.2	$ 1.9	$ 3.2	$ 1.9